Shareholder Report	11 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) Holding	Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Collaborative Investment Series Trust
Entity Central Index Key		0001719812
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2025
C000249165
Shareholder Report [Line Items]
Fund Name	Anydrus Advantage ETF
Trading Symbol	NDOW
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	1-877-694-3532
Additional Information Website	https://anydrusfunds.com
Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.85%
AssetsNet	$ 36,904,898	$ 36,904,898
Holdings Count | Holding	124	124
Advisory Fees Paid, Amount	$ 383,412
InvestmentCompanyPortfolioTurnover	243.00%